Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on Recurring Basis

Assets measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement at December 31, 2016 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2016
	RMB	RMB	RMB	RMB	US$
Cash equivalents
Time deposits	—	2,099,200	—	2,099,200	302,348
Money market fund	225,848	—		225,848	32,529
Restricted cash	—	9,319	—	9,319	1,342
Short-term investments					—
Term deposits	—	1,804,208	—	1,804,208	259,860
Adjustable-rate financial products	—	625,883	—	625,883	90,146

	225,848	4,538,610	—	4,764,458	686,225

	Fair Value Measurement at December 31, 2015 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2015
	RMB	RMB	RMB	RMB
Cash equivalents
Time deposits	—	97,404	—	97,404
Restricted cash	—	61,091	—	61,091
Short-term investments
Term deposits	—	1,955,315	—	1,955,315

	—	2,113,810	—	2,113,810